Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Share capital
Ordinary share capital, fully paid	$ 37,958	$ 37,354	$ 38,944
Treasury shares	(758)	(820)	(758)
Total share capital	37,200	36,534	38,186
Non-controlling interest
Perpetual Preference Shares (PPS)	339	336
Other	8	2	38
NCI	$ 347	$ 338	$ 38
Number of unvested RSP and EIP treasury shares held	6,173,874	5,312,508	5,645,501
Westpac Bank-PNG-Limited
Non-controlling interest
Percentage of non-controlling interest in subsidiary acquired	8.74%